Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		$ 40,282	$ 37,562	$ 33,010
North America [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		21,777	20,323	14,500
Asia [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues	[1]	14,686	15,190	14,146
Latin America [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		1,071	223	2,653
EMEA (including Israel) [Member]
Selected Statements of Operations Data (Details) - Schedule of revenues by geographic region [Line Items]
Revenues		$ 2,748	$ 1,826	$ 1,711

[1]	Includes Japan and the Philippines which accounted for more than 10% of Company’s revenues in all years presented.